UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-8217

Name of Fund:  BlackRock MuniHoldings New York Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniHoldings New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of May 31, 2007 (unaudited)            (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 142.0%     $  1,500   Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT, 5.375%
                                 due 12/15/2017 (g)                                                                      $    1,539
                      -------------------------------------------------------------------------------------------------------------
                         1,500   Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT, 5.50%
                                 due 12/15/2019 (g)                                                                           1,540
                      -------------------------------------------------------------------------------------------------------------
                         5,200   Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT, 6%
                                 due 12/15/2023 (g)(q)                                                                        5,356
                      -------------------------------------------------------------------------------------------------------------
                         3,375   Albany, New York, IDA, Civic Facility Revenue Bonds (The University Heights
                                 Association-Albany Law School), Series A, 6.75% due 12/01/2029 (k)                           3,601
                      -------------------------------------------------------------------------------------------------------------
                         1,000   Albany, New York, Municipal Water Finance Authority, Water and Sewer System Revenue
                                 Refunding Bonds, Series A, 6.375% due 12/01/2009 (e)(j)                                      1,072
                      -------------------------------------------------------------------------------------------------------------
                         2,000   Buffalo, New York, GO, Series D, 6% due 12/01/2009 (g)(j)                                    2,126
                      -------------------------------------------------------------------------------------------------------------
                         1,025   Erie County, New York, GO, Public Improvement, Series A, 5.75% due 10/01/2013 (e)            1,080
                      -------------------------------------------------------------------------------------------------------------
                         2,500   Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project),
                                 5.75% due 5/01/2019 (g)                                                                      2,704
                      -------------------------------------------------------------------------------------------------------------
                         5,150   Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project),
                                 5.75% due 5/01/2024 (g)                                                                      5,416
                      -------------------------------------------------------------------------------------------------------------
                         9,000   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 4.50%
                                 due 2/15/2047 (i)                                                                            8,721
                      -------------------------------------------------------------------------------------------------------------
                         3,000   Long Island Power Authority, New York, Electric System Revenue Bonds, Series A, 5%
                                 due 9/01/2029 (a)                                                                            3,129
                      -------------------------------------------------------------------------------------------------------------
                         5,950   Long Island Power Authority, New York, Electric System Revenue Bonds, Series A, 5%
                                 due 9/01/2034 (a)                                                                            6,185
                      -------------------------------------------------------------------------------------------------------------
                         1,000   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                 Series B, 5% due 12/01/2035 (c)                                                              1,046
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT                         Alternative Minimum Tax (subject to)
COP                         Certificates of Participation
DRIVERS                     Derivative Inverse Tax-Exempt Receipts
GO                          General Obligation Bonds
HFA                         Housing Finance Agency
IDA                         Industrial Development Authority
IDR                         Industrial Development Revenue Bonds
M/F                         Multi-Family
PCR                         Pollution Control Revenue Bonds
PILOT                       Payment in Lieu of Taxes
VRDN                        Variable Rate Demand Notes

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of May 31, 2007                        (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $  6,250   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                 Series F, 4.25% due 5/01/2033 (i)                                                       $    5,948
                      -------------------------------------------------------------------------------------------------------------
                         3,750   Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University
                                 Project), Series A, 5% due 7/01/2035 (a)                                                     3,925
                      -------------------------------------------------------------------------------------------------------------
                         5,000   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                                 Series A, 5% due 11/15/2011 (e)(j)                                                           5,240
                      -------------------------------------------------------------------------------------------------------------
                         8,000   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                                 Series A, 5% due 11/15/2035 (i)                                                              8,412
                      -------------------------------------------------------------------------------------------------------------
                        14,515   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A,
                                 5% due 11/15/2030 (g)                                                                       15,033
                      -------------------------------------------------------------------------------------------------------------
                         2,500   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A,
                                 5.25% due 11/15/2031 (e)                                                                     2,633
                      -------------------------------------------------------------------------------------------------------------
                        29,000   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A,
                                 5.75% due 11/15/2032 (g)                                                                    31,391
                      -------------------------------------------------------------------------------------------------------------
                         1,500   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series B,
                                 5% due 11/15/2028 (i)                                                                        1,564
                      -------------------------------------------------------------------------------------------------------------
                         3,500   Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding
                                 Bonds, Series A, 5% due 7/01/2021 (e)                                                        3,651
                      -------------------------------------------------------------------------------------------------------------
                         2,000   Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding
                                 Bonds, Series A, 5% due 7/01/2025 (e)                                                        2,084
                      -------------------------------------------------------------------------------------------------------------
                         2,535   Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
                                 Series C, 4.75% due 7/01/2012 (g)(j)                                                         2,641
                      -------------------------------------------------------------------------------------------------------------
                         1,000   Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
                                 Series C-1, 5.50% due 7/01/2008 (i)(j)                                                       1,024
                      -------------------------------------------------------------------------------------------------------------
                         2,500   Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                 Series A, 5% due 11/15/2032 (e)                                                              2,606
                      -------------------------------------------------------------------------------------------------------------
                         6,300   Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                                 Bonds, Series F, 5.25% due 11/15/2012 (i)(j)                                                 6,721
                      -------------------------------------------------------------------------------------------------------------
                         4,210   Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                                 due 8/01/2009 (g)(j)                                                                         4,464
                      -------------------------------------------------------------------------------------------------------------
                         2,000   New York City, New York, City Health and Hospital Corporation, Health System Revenue
                                 Refunding Bonds, Series A, 5.25% due 2/15/2017 (i)                                           2,066
                      -------------------------------------------------------------------------------------------------------------
                         1,250   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                 Bonds, AMT, Series C, 5% due 11/01/2026                                                      1,266
                      -------------------------------------------------------------------------------------------------------------
                         2,000   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                 Bonds, AMT, Series C, 5.05% due 11/01/2036                                                   2,066
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of May 31, 2007                        (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $  1,000   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                 Bonds, AMT, Series H-1, 4.70% due 11/01/2040                                            $      992
                      -------------------------------------------------------------------------------------------------------------
                         2,340   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                 Bonds, AMT, Series H-2, 5.125% due 11/01/2034                                                2,363
                      -------------------------------------------------------------------------------------------------------------
                         2,180   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                 Bonds, AMT, Series J-2-A, 4.85% due 11/01/2040                                               2,142
                      -------------------------------------------------------------------------------------------------------------
                           885   New York City, New York, City IDA, Civic Facility Revenue Bonds (Anti-Defamation
                                 League Foundation), Series A, 5.50% due 6/01/2022 (i)                                          903
                      -------------------------------------------------------------------------------------------------------------
                         1,200   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                                 (Nightingale-Bamford School), 5.25% due 1/15/2017 (a)                                        1,277
                      -------------------------------------------------------------------------------------------------------------
                        11,805   New York City, New York, City IDA, IDR (Japan Airlines Company), AMT,
                                 6% due 11/01/2015 (g)                                                                       11,822
                      -------------------------------------------------------------------------------------------------------------
                         7,965   New York City, New York, City IDA, Parking Facility Revenue Bonds
                                 (Royal Charter-New York Presbyterian), 5.75% due 12/15/2029 (g)                              8,682
                      -------------------------------------------------------------------------------------------------------------
                         4,000   New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                                 Project), 5% due 1/01/2031 (a)                                                               4,218
                      -------------------------------------------------------------------------------------------------------------
                        13,140   New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                                 Project), 5% due 1/01/2036 (a)                                                              13,814
                      -------------------------------------------------------------------------------------------------------------
                        14,750   New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project),
                                 5% due 3/01/2036 (i)                                                                        15,484
                      -------------------------------------------------------------------------------------------------------------
                         1,500   New York City, New York, City IDA, Special Facility Revenue Refunding Bonds
                                 (Terminal One Group Association Project), AMT, 5.50% due 1/01/2024                           1,608
                      -------------------------------------------------------------------------------------------------------------
                         6,720   New York City, New York, City Municipal Financing Authority, Water and Sewer
                                 Systems Revenue Bonds, 5% due 6/15/2036 (i)                                                  7,049
                      -------------------------------------------------------------------------------------------------------------
                         1,000   New York City, New York, City Municipal Financing Authority, Water and Sewer
                                 Systems Revenue Bonds, Series A, 4.25% due 6/15/2033                                           944
                      -------------------------------------------------------------------------------------------------------------
                         7,100   New York City, New York, City Municipal Financing Authority, Water and Sewer
                                 Systems Revenue Bonds, Series A, 4.25% due 6/15/2039 (g)                                     6,662
                      -------------------------------------------------------------------------------------------------------------
                           500   New York City, New York, City Municipal Water Finance Authority, Water and
                                 Sewer System, Crossover Revenue Refunding Bonds, Series F, 5% due 6/15/2029 (g)                513
                      -------------------------------------------------------------------------------------------------------------
                         8,500   New York City, New York, City Municipal Water Finance Authority, Water and
                                 Sewer System Revenue Bonds, Series B, 5.75% due 6/15/2007 (i)(j)                             8,591
                      -------------------------------------------------------------------------------------------------------------
                         1,250   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series A, 5.125% due 6/15/2034 (i)                          1,303
                      -------------------------------------------------------------------------------------------------------------
                         5,500   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series A, 5% due 6/15/2035 (a)                              5,718
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of May 31, 2007                        (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $  1,250   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series C, 5% due 6/15/2035 (i)                         $    1,300
                      -------------------------------------------------------------------------------------------------------------
                         5,500   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN, Series A, 3.80% due 6/15/2025 (e)(l)                   5,500
                      -------------------------------------------------------------------------------------------------------------
                           200   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN, Series G, 3.80% due 6/15/2024 (e)(l)                     200
                      -------------------------------------------------------------------------------------------------------------
                         1,145   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series B, 5.50% due 2/01/2012 (i)                                             1,217
                      -------------------------------------------------------------------------------------------------------------
                           805   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series B, 5.50% due 2/01/2013 (i)                                               856
                      -------------------------------------------------------------------------------------------------------------
                         6,405   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series B, 6.25% due 11/15/2018 (e)                                            6,899
                      -------------------------------------------------------------------------------------------------------------
                        16,200   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series C, 5% due 2/01/2033 (e)                                               16,831
                      -------------------------------------------------------------------------------------------------------------
                         2,500   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series E, 5.25% due 2/01/2022 (i)                                             2,645
                      -------------------------------------------------------------------------------------------------------------
                         1,000   New York City, New York, City Transitional Finance Authority, Revenue Refunding
                                 Bonds, Series A, 5% due 11/15/2026 (e)                                                       1,038
                      -------------------------------------------------------------------------------------------------------------
                           880   New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2010 (e)(j)                  951
                      -------------------------------------------------------------------------------------------------------------
                         3,700   New York City, New York, GO, Refunding, Series A, 6.25% due 5/15/2026 (g)                    3,965
                      -------------------------------------------------------------------------------------------------------------
                         1,580   New York City, New York, GO, Series B, 5.75% due 8/01/2010 (i)(j)                            1,686
                      -------------------------------------------------------------------------------------------------------------
                         2,920   New York City, New York, GO, Series B, 5.75% due 8/01/2013 (i)                               3,108
                      -------------------------------------------------------------------------------------------------------------
                         3,750   New York City, New York, GO, Series D, 5.25% due 10/15/2023                                  3,964
                      -------------------------------------------------------------------------------------------------------------
                         8,000   New York City, New York, GO, Series J, 5% due 5/15/2023                                      8,324
                      -------------------------------------------------------------------------------------------------------------
                         8,050   New York City, New York, GO, Series M, 5% due 4/01/2035                                      8,345
                      -------------------------------------------------------------------------------------------------------------
                         1,150   New York City, New York, GO, Sub-Series C-1, 5.25% due 8/15/2026                             1,221
                      -------------------------------------------------------------------------------------------------------------
                         1,250   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 DRIVERS, Series 1438Z, 6.05% due 10/15/2012 (a)(m)                                           1,416
                      -------------------------------------------------------------------------------------------------------------
                        15,175   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2032 (a)                                                             15,898
                      -------------------------------------------------------------------------------------------------------------
                         3,950   New York City, New York, Trust for Cultural Resources, Revenue Refunding Bonds
                                 (American Museum of Natural History), Series A, 5% due 7/01/2036 (i)                         4,120
                      -------------------------------------------------------------------------------------------------------------
                         3,000   New York Convention Center Development Corporation, New York, Revenue Bonds
                                 (Hotel Unit Fee Secured), 5% due 11/15/2030 (a)                                              3,143
                      -------------------------------------------------------------------------------------------------------------
                         1,000   New York State Dormitory Authority, Hospital Revenue Refunding Bonds
                                 (New York Presbyterian Hospital), 5.50% due 8/01/2011 (a)(f)                                 1,059
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of May 31, 2007                        (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $  2,000   New York State Dormitory Authority, Hospital Revenue Refunding Bonds (North General
                                 Hospital), 5.75% due 2/15/2017 (n)                                                      $    2,176
                      -------------------------------------------------------------------------------------------------------------
                         1,535   New York State Dormitory Authority, Lease Revenue Bonds (Municipal Health Facilities
                                 Improvement Program), Series 1, 5.50% due 1/15/2014 (g)                                      1,623
                      -------------------------------------------------------------------------------------------------------------
                           645   New York State Dormitory Authority, Lease Revenue Bonds (Office Facilities Audit and
                                 Control), 5.50% due 4/01/2023 (i)                                                              670
                      -------------------------------------------------------------------------------------------------------------
                         1,340   New York State Dormitory Authority Revenue Bonds (853 Schools Program), Issue 2,
                                 Series E, 5.75% due 7/01/2019 (a)                                                            1,405
                      -------------------------------------------------------------------------------------------------------------
                         1,200   New York State Dormitory Authority Revenue Bonds (Cooper Union of  Advance Science),
                                 6.25% due 7/01/2009 (i)(j)                                                                   1,271
                      -------------------------------------------------------------------------------------------------------------
                         2,058   New York State Dormitory Authority Revenue Bonds (Gustavus Adolphus Child & Family
                                 Services, Inc.), Series B, 5.50% due 7/01/2018 (a)                                           2,147
                      -------------------------------------------------------------------------------------------------------------
                         6,750   New York State Dormitory Authority Revenue Bonds (Interfaith Medical Center),
                                 Series D, 5.40% due 2/15/2008 (i)(j)                                                         6,930
                      -------------------------------------------------------------------------------------------------------------
                         1,585   New York State Dormitory Authority Revenue Bonds (Long Island University), Series B,
                                 5.50% due 9/01/2020 (k)                                                                      1,691
                      -------------------------------------------------------------------------------------------------------------
                         1,250   New York State Dormitory Authority Revenue Bonds (Long Island University), Series B,
                                 5.25% due 9/01/2028 (k)                                                                      1,311
                      -------------------------------------------------------------------------------------------------------------
                         1,180   New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                                 Association), Series A, 5.25% due 7/01/2019 (c)                                              1,250
                      -------------------------------------------------------------------------------------------------------------
                         1,000   New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                                 Association), Series A, 5.125% due 7/01/2023 (c)                                             1,042
                      -------------------------------------------------------------------------------------------------------------
                         5,345   New York State Dormitory Authority Revenue Bonds (Pace University),
                                 6% due 7/01/2010 (i)(j)                                                                      5,733
                      -------------------------------------------------------------------------------------------------------------
                         2,150   New York State Dormitory Authority Revenue Bonds (Saint Barnabas Hospital),
                                 5.45% due 8/01/2035 (a)(f)                                                                   2,177
                      -------------------------------------------------------------------------------------------------------------
                         1,240   New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                                 Series D, 5% due 10/01/2030 (i)                                                              1,286
                      -------------------------------------------------------------------------------------------------------------
                         6,900   New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                                 Series E, 5.75% due 10/01/2030 (i)                                                           7,457
                      -------------------------------------------------------------------------------------------------------------
                         1,405   New York State Dormitory Authority Revenue Bonds (Upstate Community Colleges),
                                 Series A, 6% due 7/01/2010 (g)(j)                                                            1,507
                      -------------------------------------------------------------------------------------------------------------
                         1,865   New York State Dormitory Authority, Revenue Refunding Bonds (City University System),
                                 Series 1, 5.25% due 7/01/2014 (e)                                                            1,918
                      -------------------------------------------------------------------------------------------------------------
                         3,400   New York State Dormitory Authority, Revenue Refunding Bonds (Saint Charles Hospital
                                 and Rehabilitation Center), Series A, 5.625% due 7/01/2012 (i)                               3,544
                      -------------------------------------------------------------------------------------------------------------
                         1,370   New York State Dormitory Authority, Revenue Refunding Bonds (School Districts
                                 Financing Program), Series I, 5.75% due 10/01/2018 (i)                                       1,490
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of May 31, 2007                        (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $    565   New York State Dormitory Authority, Revenue Refunding Bonds, Series B,
                                 5.50% due 8/15/2017 (i)                                                                 $      577
                      -------------------------------------------------------------------------------------------------------------
                         1,550   New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                                 Facilities), Series B, 5.25% due 2/15/2014 (j)                                               1,669
                      -------------------------------------------------------------------------------------------------------------
                           285   New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                                 Facilities), Series B, 5.25% due 2/15/2023                                                     302
                      -------------------------------------------------------------------------------------------------------------
                         1,060   New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                                 Facilities), Series D, 5.875% due 8/15/2010 (g)(j)                                           1,126
                      -------------------------------------------------------------------------------------------------------------
                         7,000   New York State Dormitory Authority, Supported Debt Revenue Bonds (State University
                                 Dormitory Facilities), Series A, 5% due 7/01/2031 (i)                                        7,365
                      -------------------------------------------------------------------------------------------------------------
                         1,000   New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds (Department
                                 of Health), Series A, 5% due 7/01/2025 (c)                                                   1,044
                      -------------------------------------------------------------------------------------------------------------
                        12,960   New York State Energy Research and Development Authority, Gas Facilities Revenue
                                 Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70%
                                 due 2/01/2024 (e)                                                                           13,119
                      -------------------------------------------------------------------------------------------------------------
                         6,000   New York State Energy Research and Development Authority, PCR, Refunding (Central
                                 Hudson Gas and Electric), Series A, 5.45% due 8/01/2027 (a)                                  6,244
                      -------------------------------------------------------------------------------------------------------------
                         6,000   New York State Environmental Facilities Corporation, Water Facilities Revenue Bonds
                                 (Long Island Water Corp. Project), AMT, Series A, 4.90% due 10/01/2034 (i)                   6,080
                      -------------------------------------------------------------------------------------------------------------
                         4,400   New York State Environmental Facilities Corporation, Water Facilities Revenue Refunding
                                 Bonds (Spring Valley Water Company), Series B, 6.15% due 8/01/2024 (a)                       4,409
                      -------------------------------------------------------------------------------------------------------------
                         2,000   New York State, GO, Series A, 4.125% due 3/01/2037 (e)                                       1,842
                      -------------------------------------------------------------------------------------------------------------
                         3,250   New York State, HFA, M/F Housing Revenue Bonds (Saint Philips Housing), AMT,
                                 Series A, 4.65% due 11/15/2038 (o)                                                           3,127
                      -------------------------------------------------------------------------------------------------------------
                           750   New York State, HFA, State Personal Income Tax Revenue Bonds (Economic Development
                                 and Housing), Series A, 5% due 9/15/2023 (i)                                                   783
                      -------------------------------------------------------------------------------------------------------------
                         3,500   New York State, HFA, State Personal Income Tax Revenue Bonds (Economic Development
                                 and Housing), Series A, 5% due 3/15/2037                                                     3,664
                      -------------------------------------------------------------------------------------------------------------
                         6,800   New York State Medical Care Facilities Finance Agency, Revenue Bonds (Montefiore
                                 Medical Center), Series A, 5.75% due 2/15/2025 (a)(f)                                        6,963
                      -------------------------------------------------------------------------------------------------------------
                         1,745   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT,
                                 Series 130, 4.80% due 10/01/2037                                                             1,720
                      -------------------------------------------------------------------------------------------------------------
                         1,000   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT,
                                 Series 143, 4.90% due 10/01/2037                                                             1,001
                      -------------------------------------------------------------------------------------------------------------
                         2,140   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                 Series 67, 5.70% due 10/01/2017 (i)                                                          2,177
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of May 31, 2007                        (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $  1,500   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                 Series 133, 4.95% due 10/01/2021                                                        $    1,520
                      -------------------------------------------------------------------------------------------------------------
                         2,100   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds,
                                 Series 83, 5.55% due 10/01/2027 (i)                                                          2,143
                      -------------------------------------------------------------------------------------------------------------
                         1,170   New York State Mortgage Agency Revenue Refunding Bonds, AMT, Series 82,
                                 5.65% due 4/01/2030 (i)                                                                      1,205
                      -------------------------------------------------------------------------------------------------------------
                         5,000   New York State Thruway Authority, General Revenue Bonds, Series F, 5% due 1/01/2030 (a)      5,227
                      -------------------------------------------------------------------------------------------------------------
                         2,000   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 4.75%
                                 due 1/01/2029 (g)                                                                            2,046
                      -------------------------------------------------------------------------------------------------------------
                         9,250   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 4.75%
                                 due 1/01/2030 (g)                                                                            9,449
                      -------------------------------------------------------------------------------------------------------------
                         8,000   New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                                 Series B-1, 5.75% due 4/01/2010 (e)(j)                                                       8,489
                      -------------------------------------------------------------------------------------------------------------
                         8,700   New York State Thruway Authority, Second General Highway and Bridge Trust Fund
                                 Revenue Bonds, Series A, 5% due 4/01/2026 (a)                                                9,176
                      -------------------------------------------------------------------------------------------------------------
                         3,000   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds,
                                 Series C-1, 5% due 3/15/2013 (i)(j)                                                          3,173
                      -------------------------------------------------------------------------------------------------------------
                         2,000   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                                 (State Facilities), Series A-1, 5% due 3/15/2029 (e)                                         2,085
                      -------------------------------------------------------------------------------------------------------------
                         1,000   Niagara Falls, New York, City School District, COP, Refunding (High School Facility),
                                 5% due 6/15/2028 (g)                                                                         1,042
                      -------------------------------------------------------------------------------------------------------------
                         1,800   Oneida-Herkimer, New York, Solid Waste Management Authority, Solid Waste Revenue
                                 Refunding Bonds, 5.50% due 4/01/2013 (g)                                                     1,930
                      -------------------------------------------------------------------------------------------------------------
                         2,500   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 137th
                                 Series, 5.125% due 7/15/2030 (g)                                                             2,623
                      -------------------------------------------------------------------------------------------------------------
                         1,000   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 141st
                                 Series, 4.50% due 9/01/2035 (c)                                                                966
                      -------------------------------------------------------------------------------------------------------------
                        12,000   Port Authority of New York and New Jersey, Revenue Refunding Bonds, AMT, 120th Series,
                                 6% due 10/15/2032 (i)                                                                       12,209
                      -------------------------------------------------------------------------------------------------------------
                         3,000   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2011 (i)                     3,268
                      -------------------------------------------------------------------------------------------------------------
                         7,830   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2015 (i)                     8,969
                      -------------------------------------------------------------------------------------------------------------
                         7,000   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal LLC), AMT, Series 6, 5.90% due 12/01/2017 (i)                     7,203
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of May 31, 2007                        (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $  2,500   Rensselaer, New York, City School District, COP, 5% due 6/01/2036 (n)                   $    2,616
                      -------------------------------------------------------------------------------------------------------------
                         1,250   Rochester, New York, Housing Authority, Mortgage Revenue Bonds (Andrews Terrace
                                 Apartments Project), AMT, 4.70% due 12/20/2038 (r)                                           1,208
                      -------------------------------------------------------------------------------------------------------------
                         2,340   Rome, New York, City School District, GO, 5.50% due 6/15/2009 (g)                            2,443
                      -------------------------------------------------------------------------------------------------------------
                         5,000   Schenectady, New York, IDA, Civic Facility Revenue Bonds (Union College Project),
                                 Series A, 5.45% due 12/01/2009 (a)(j)                                                        5,296
                      -------------------------------------------------------------------------------------------------------------
                         3,000   Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union College
                                 Project), Series A, 5.625% due 7/01/2011 (a)(j)                                              3,255
                      -------------------------------------------------------------------------------------------------------------
                         1,000   Suffolk County, New York, IDA, Civic Facility Revenue Refunding Bonds
                                 (Dowling College), Series A, 5% due 6/01/2036 (d)                                            1,027
                      -------------------------------------------------------------------------------------------------------------
                         4,355   Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027        4,534
                      -------------------------------------------------------------------------------------------------------------
                         4,660   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                                 (Ogden Martin System Huntington Project), AMT, 6% due 10/01/2010 (a)                         4,959
                      -------------------------------------------------------------------------------------------------------------
                         5,000   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                                 (Ogden Martin System Huntington Project), AMT, 6.15% due 10/01/2011 (a)                      5,425
                      -------------------------------------------------------------------------------------------------------------
                         3,530   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                                 (Ogden Martin System Huntington Project), AMT, 6.25% due 10/01/2012 (a)                      3,900
                      -------------------------------------------------------------------------------------------------------------
                         1,300   Suffolk County, New York, Public Improvement, GO, Series B, 4.50% due 11/01/2024 (i)         1,312
                      -------------------------------------------------------------------------------------------------------------
                        14,000   Syracuse, New York, IDA, PILOT Revenue Bonds (Carousel Center Project), AMT,
                                 Series A, 5% due 1/01/2036 (n)                                                              14,462
                      -------------------------------------------------------------------------------------------------------------
                         5,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2020 (a)                                                                      5,328
                      -------------------------------------------------------------------------------------------------------------
                        13,275   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2021 (a)                                                                     14,123
                      -------------------------------------------------------------------------------------------------------------
                         2,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2022 (a)                                                                      2,125
                      -------------------------------------------------------------------------------------------------------------
                         3,700   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2021                                                                          3,979
                      -------------------------------------------------------------------------------------------------------------
                           400   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                                 Bonds, VRDN, Series C, 3.70% due 1/01/2032 (a)(l)                                              400
                      -------------------------------------------------------------------------------------------------------------
                        12,000   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                 5.25% due 11/15/2023 (i)                                                                    12,741
                      -------------------------------------------------------------------------------------------------------------
                         8,315   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                 5% due 11/15/2032 (i)                                                                        8,632
                      -------------------------------------------------------------------------------------------------------------
                         2,095   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                 Series A, 5% due 1/01/2012 (i)(j)                                                            2,196
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of May 31, 2007                        (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $  1,500   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series B,
                                 5% due 11/15/2032 (i)                                                                   $    1,557
                      -------------------------------------------------------------------------------------------------------------
                           850   Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue Refunding
                                 Bonds, VRDN, Series C, 3.70% due 1/01/2031 (g)(l)                                              850
                      -------------------------------------------------------------------------------------------------------------
                         2,465   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, 5% due
                                 11/15/2028 (a)                                                                               2,570
                      -------------------------------------------------------------------------------------------------------------
                         6,000   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds,
                                 Series A, 5.25% due 11/15/2030 (i)                                                           6,356
                      -------------------------------------------------------------------------------------------------------------
                         7,000   Westchester County, New York, IDA, Civic Facility Revenue Bonds (Purchase College
                                 Foundation Housing Project), Series A, 5.75% due 12/01/2031 (a)                              7,626
                      -------------------------------------------------------------------------------------------------------------
                         1,795   Yonkers, New York, GO, Series A, 5.75% due 10/01/2010 (e)                                    1,920
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 1.0%              3,700   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                                 Series C, 5.25% due 10/01/2021 (i)                                                           3,830
                      -------------------------------------------------------------------------------------------------------------
                         1,050   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                                 Series C, 5.25% due 10/01/2022 (i)                                                           1,087
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 12.9%      4,800   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Bonds, 5.25% due 7/01/2017 (e)                                                               5,145
                      -------------------------------------------------------------------------------------------------------------
                        10,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Refunding Bonds, Series D, 5.75% due 7/01/2012 (j)                                          10,860
                      -------------------------------------------------------------------------------------------------------------
                         4,700   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Refunding Bonds, Series N, 5.25% due 7/01/2039 (e)                                           5,365
                      -------------------------------------------------------------------------------------------------------------
                        10,280   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.62% due 7/01/2031 (b)(e)                             3,414
                      -------------------------------------------------------------------------------------------------------------
                         5,500   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.66% due 7/01/2033 (b)(e)                             1,670
                      -------------------------------------------------------------------------------------------------------------
                         9,300   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.66% due 7/01/2034 (a)(b)                             2,686
                      -------------------------------------------------------------------------------------------------------------
                         2,200   Puerto Rico Commonwealth Infrastructure Financing Authority,
                                 Special Tax and Capital Appreciation Revenue Bonds, Series A, 4.67% due 7/01/2037 (a)(b)       548
                      -------------------------------------------------------------------------------------------------------------
                         1,345   Puerto Rico Commonwealth, Public Improvement, GO, Refunding,
                                 Series B, 5.25% due 7/01/2032                                                                1,419
                      -------------------------------------------------------------------------------------------------------------
                           500   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030                529
                      -------------------------------------------------------------------------------------------------------------
                         3,570   Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds,
                                 Series A, 5% due 7/01/2031 (a)                                                               3,762
                      -------------------------------------------------------------------------------------------------------------
                         4,750   Puerto Rico Electric Power Authority, Power Revenue Bonds,
                                 Series NN, 5.125% due 7/01/2029                                                              5,075
                      -------------------------------------------------------------------------------------------------------------
                         4,850   Puerto Rico Electric Power Authority, Power Revenue Bonds,
                                 Series RR, 5% due 7/01/2015 (c)(j)                                                           5,213
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of May 31, 2007                        (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $  4,950   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR,
                                 5% due 7/01/2015 (j)(n)                                                                 $    5,321
                      -------------------------------------------------------------------------------------------------------------
                         7,110   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR,
                                 5% due 7/01/2015 (e)(j)                                                                      7,642
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds  (Cost - $692,537) - 155.9%                                          710,990
-----------------------------------------------------------------------------------------------------------------------------------
                                 Municipal Bonds Held in Trust (s)
-----------------------------------------------------------------------------------------------------------------------------------
New York - 24.4%        18,000   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A,
                                 5.75% due 11/15/2032 (g)                                                                    19,484
                        23,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                                 Revenue Bonds, Series A, 5.75% due 6/15/2011 (i)                                            24,593
                         9,500   New York City, New York, GO, Series C, 5.75% due 3/15/2027 (g)                              10,286
                         7,000   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2032 (a)                                                              7,463
                        21,000   New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit
                                 Fee Secured), 5% due 11/15/2035 (a)                                                         21,942
                        26,730   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                 (JFK International Air Terminal), AMT, Series 6, 5.75% due 12/01/2022 (i)                   27,485
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.6%       2,500   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Bonds, Series B, 5.875% due 7/01/2035 (i)                                                    2,676
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds Held in Trust (Cost - $112,199) - 25.0%                              113,929
-----------------------------------------------------------------------------------------------------------------------------------
                        Shares
                          Held   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                         1,386   CMA New York Municipal Money Fund, 3.21% (h)(p)                                              1,386
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities  (Cost - $1,386) - 0.3%                                          1,386
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments  (Cost - $806,122*)  - 181.2%                                            826,305
                                 Other Assets Less Liabilities - 0.9%                                                         4,169
                                 Liability for Trust Certificates, Including Interest Expense Payable - (13.4%)             (61,314)
                                 Preferred Stock, at Redemption Value - (68.7%)                                            (313,129)
                                                                                                                         ----------
                                 Net Assets Applicable to Common Stock  - 100.0%                                         $  456,031
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                           $ 746,235
                                                               =========
      Gross unrealized appreciation                            $  21,018
      Gross unrealized depreciation                               (1,802)
                                                               ---------
      Net unrealized appreciation                              $  19,216
                                                               =========

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of May 31, 2007                        (in Thousands)

(a)   AMBAC Insured.
(b) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(c)   CIFG Insured.
(d)   ACA Insured.
(e)   FGIC Insured.
(f)   FHA Insured.
(g)   FSA Insured.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                       Net               Dividend
                                                   Activity              Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund              1,252                 $57
      --------------------------------------------------------------------------
(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(n)   XL Capital Insured.
(o)   FNMA Collateralized.
(p)   Represents the current yield as of May 31, 2007.
(q) All or a portion of security held as collateral in connection with open financial futures contracts.
(r)   GNMA Collateralized.
(s) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

o     Financial futures contracts sold as of May 31, 2007 were as follows:

-----------------------------------------------------------------------------------------------
      Number of                                     Expiration         Face         Unrealized
      Contracts             Issue                      Date            Value       Appreciation
-----------------------------------------------------------------------------------------------
         395     30-Year U.S. Treasury Bonds      September 2007      $43,149          $45
-----------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniHoldings New York Insured Fund, Inc.

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniHoldings New York Insured Fund, Inc.

Date: July 24, 2007


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniHoldings New York Insured Fund, Inc.

Date: July 24, 2007